Receivables and Other Assets - Summary of Trade Accounts and Notes Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 2,829,163	₩ 4,325,120
Related parties [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	523,795	1,049,218
Trade, net [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 2,305,368	₩ 3,275,902